Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Gain (Loss) on Securities [Line Items]
Equity method Investments, carrying value	¥ 404,513	¥ 354,268
Held-to-maturity Securities
Gain (Loss) on Securities [Line Items]
Impairment loss on securities	¥ 0
Orient Corporation
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	49.00%
Chiba Kogya Bank LTD [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	16.89%
Joint Stock Commercial Bank Foreign Trade of Vietnam [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	15.00%
Mizuho Leasing Company LTD [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	23.52%
Matthew International Capital Management LLC [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	16.25%
JTC Holdings LTD [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	27.00%
Equity securities (marketable)
Gain (Loss) on Securities [Line Items]
Equity method Investments, carrying value	¥ 213,243	201,034
Equity method Investments, aggregated market values	¥ 287,488	¥ 308,137